Taxes on Income (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Taxes on Income [Abstract]
Research and development expenses	$ 51	$ 54
Carryforward tax losses	1,867	1,494
Other	44	187
Less - valuation allowance	(1,867)	(1,494)
Deferred income taxes	$ 95	$ 241